EARNINGS PER SHARE - Schedule of Antidilutive Shares (Details) - SFr / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings per share [line items]
Number of potential ordinary shares that are antidilutive in period presented (in shares)	1,808,952	2,287,331
PSUs
Earnings per share [line items]
Number of potential ordinary shares that are antidilutive in period presented (in shares)	690,536	421,608
RSUs
Earnings per share [line items]
Number of potential ordinary shares that are antidilutive in period presented (in shares)	389,563	399,399
SARs
Earnings per share [line items]
Number of potential ordinary shares that are antidilutive in period presented (in shares)	73,772	63,814
Weighted average share price (in SFr per share)	SFr 42.42	SFr 39.32
Legacy LG RSU plans
Earnings per share [line items]
Number of potential ordinary shares that are antidilutive in period presented (in shares)	655,081	1,402,510